Restatement of Previously Issued Financial Statements	11 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding public and private warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.

Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. An instrument would be considered indexed to an entity’s own stock if its settlement amount were equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or an instrument that includes variables that would be inputs to the fair value of a fixed-for-fixed forward or option on equity shares. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

As a result of the above, the Company is reclassifying the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. The financial statements as of and for the periods ended September 30, 2020 included in the Company’s Form 10-Q for September 30, 2020 are hereby similarly restated (below) without the filing of an amended Form 10-Q or amended Forms 8-K, as permitted by guidance published by the SEC.

In addition, the impact to the balance sheet as of August 4, 2020 prepared in connection with the Public Offering and filed in a current report on Form 8-K with the SEC on August 10, 2020, pro forma to reflect the underwriters’ exercise in full of their overallotment option (the “Form 8-K) related to the impact of accounting for warrants as liabilities at fair value resulted in approximately a $10,948,000 million increase to the warrant liabilities line item at August 4, 2020 and an offsetting decrease to the Class A common stock subject to redemption. There is no change to total stockholders’ equity at any reported balance sheet date. In addition, the Company has recorded approximately $390,000 of costs to the statement of operations at inception of the warrants to reflect approximately $390,000 of warrant issuance costs.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows, cash or total stockholders’ equity.

	As Previously Reported	Adjustments	Restated
December 31, 2020 Balance sheet at December 31, 2020 (audited):
Warrant Liability	$—	$10,948,000	$21,519,000
		10,571,000
Class A common stock subject to possible redemption	162,293,000	(10,948,000)	140,774,000
		(10,571,000)
Additional paid-in capital	5,951,000	390,000	16,912,000
		10,571,000
Retained earnings (accumulated deficit)	(951,000)	(390,000)	(11,912,000)
		(10,571,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Other expense – Costs of issuance of warrants	—	(390,000)	(390,000)
Other expense – Change in value of warrant liability	—	(10,571,000)	(10,571,000)
Total other income (expense)	79,000	(390,000)	(10,882,000)
		(10,571,000)
Net income (loss)	(951,000)	(390,000)	(11,912,000)
		(10,571,000)
Net income (loss) per Class B common share	(0.24)	(2.73)	(2.97)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities	—	(390,000)	(390,000)
Change in fair value of warrant liability	—	(10,571,000)	(10,571,000)

	As Previously Reported	Adjustments	Restated
September 30, 2020 Balance sheet at September 30, 2020 (unaudited):
Warrant Liability	$—	$10,948,000	9,468,000
		(1,480,000)
Class A common stock subject to possible redemption	163,128,000	9,468,000	153,660,000
Additional paid-in capital	5,121,000	390,000	4,031,000
		(1,480,000)
Retained earnings (accumulated deficit)	(2,000)	(390,000)	969,000
		1,480,000
Statement of Operations Three months ended September 30, 2020 (unaudited)
Other expense – Change in value of warrant liability	—	1,480,000	1,480,000
		(390,000)	(390,000)
Net income (loss)	(119,000)	1,090,000	971,000
Net income (loss) per Class B common share, basic and diluted	(0.03)	0.26	0.23

	As Previously Reported	Adjustments	Restated
Statement of Operations for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Other income – Change in value of warrant liability	—	1,480,000	1,480,000
Other income – Costs of issuance of warrants	—	(390,000)	(390,000)
Other income (expense)	26,000	1,190,000	1,116,000
Net income (loss)	(121,000)	1,480,000	969,000
		(390,000)
Net income (loss) per Class B common share	(0.03)	0.37	0.34

Statement of Cash Flows for the Three months ended September 30, 2020
Cost of warrant issuance included in financing activities	—	(390,000)	(390,000)
Change in fair value of warrant liability	—	(1,480,000)	(1,480,000)

Net income (loss) available to each class of common stockholders is as follows for the three months ended September 30, 2020 and for the period from January 24, 2020 (date of inception) to September 30, 2020, as restated:

	Three months Ended September 30, 2020 (As Restated)	For the Period From January 24, 2020 (date of inception) to September 30, 2020 (As Restated)
Net income available to Class A common stockholders:
Interest income	$26,000	$26,000
Less: Income and franchise taxes	(26,000)	(26,000)
Net income attributable to Class A common stockholders	$—	$—

Net income available to Class B common stockholders:
Net loss	$(119,000)	$(121,000)
Add: Change in warrant liability	1,480,000	1,480,000
Less: Costs of warrant issuance	—	(390,000)
Less: amount attributable to Class A common stockholders	—	—
Net (loss) attributable to Class B common stockholders	$1,361,000	$969,000

December 31, 2020 — The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000

September 30, 2020 — The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at September 30, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	September 30, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$5,705,000	$—	$—	$5,705,000
Private Placement Warrants	$3,763,000	$—	$—	$3,763,000
Warrant liability at September 30, 2020	$9,468,000			$9,468,000

The Company utilizes an independent valuation consultant that uses a Monte Carlo simulation model to value the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2020.

The following table provides quantitative information regarding Level 3 fair value measurements:

December 31, 2020:

Private Placement Warrants	At August 4 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$9.62	$10.01
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	14.36%	20.66%
Risk-free rate	0.275%	0.469%
Fair value of private placement warrants	$0.77	$1.52

Public Warrants	At August 4 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$9.63	$10.01
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	15.00%	21.0%
Risk-free rate	0.275%	0.469%
Fair value of public warrants	$0.76	$1.49

The following table presents the changes in the fair value of warrant liabilities art December 31, 2020, as restated:

	Public	Private Placement	Warrant Liabilities
Initial measurement on August 4, 2020, pro forma for overallotment	$6,584,000	$4,364,000	$10,948,000
Change in valuation inputs or other assumptions	6,267,000	4,304,000	10,571,000
Fair value as of December 31, 2020	$12,851,000	$8,668,000	$21,519,000

September 30, 2020:

Private Placement Warrants	At August 4 2020 (Initial Measurement)	As of September 30, 2020
Stock price	$9.63	$9.75
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility – post announcement	15.00%	12.68%
Risk-free rate	0.275%	.351%
Fair value of private placement warrants	$0.77	$0.67

Public Warrants	At August 4 2020 (Initial Measurement)	As of September 30, 2020
Stock price	$9.63	$9.76
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility – post announcement	15.00%	15.00%
Risk-free rate	0.275%	.351%
Fair value of public warrants	$0.77	$0.66

The following table presents the changes in the fair value of warrant liabilities at September 30, 2020, as restated:

	Public	Private Placement	Warrant Liabilities
Initial measurement on August 4, 2020, pro forma for overallotment	$6,584,000	$4,364,000	$10,948,000
Change in valuation inputs or other assumptions	(879,000)	(601,000)	(1,480,000)
Fair value as of September 30, 2020	$5,705,000	$3,763,000	$9,468,000